Future Amortization of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2016	$ 5,507
2017	5,422
2018	4,673
2019	3,179
2020 and thereafter	1,469
Total future amortization of intangible assets	$ 20,250	$ 24,991	$ 29,157	$ 33,383